INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Summary of income tax reconciliation

	2018	2017	2016
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$187.8	$236.9	$142.5
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.2)	(48.5)	1.0
Change in benefit arising from the recognition of current and prior year tax losses (notes 6 and 30)	(18.5)	(47.0)	(0.5)
Non-deductible impairment of goodwill	—	0.4	10.8
Change in deferred tax balances due to a change in substantively enacted tax rates	—	—	(6.4)
Effect of tax consolidation transactions with the parent corporation	—	—	(0.3)
Other	(1.5)	(0.6)	(3.8)
Income taxes	$166.6	$141.2	$143.3

Summary of components of net deferred income tax liability and their impact on the deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2018	2017	2018	2017	2016
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Loss carryforwards	$22.8	$0.4	$(8.0)	$3.6	$2.9
Accounts payable, accrued charges, provisions and deferred revenue	13.9	14.5	0.6	1.4	(4.0)
Defined benefit plans	40.6	35.5	(3.2)	(1.9)	(2.2)
Contract assets	(54.3)	(48.5)	5.8	7.4	14.3
Property, plant and equipment	(471.7)	(488.1)	(16.4)	84.5	12.3
Goodwill, intangible assets and other assets	(233.4)	(199.4)	34.0	43.9	25.8
Long-term debt and derivative financial instruments	(21.0)	(14.0)	1.3	(7.4)	0.3
Benefits from a general partnership	—	—	—	(0.6)	(67.0)
Other	10.2	8.7	(2.4)	1.5	2.9
	$(692.9)	$(690.9)	$11.7	$132.4	$(14.7)

Summary of changes in the net deferred income tax liability

	Note	2018	2017
			(restated,
			note 1(b))
Balance at beginning of year		$(690.9)	$(588.2)
Recognized in income as continuing operations		(11.7)	(132.4)
Recognized in other comprehensive income		(3.8)	28.9
Acquisition of tax deductions	28	14.4	—
Other		(0.9)	0.8
Balance at end of year		$(692.9)	$(690.9)

Deferred income tax asset		$51.8	$33.2
Deferred income tax liability		(744.7)	(724.1)
		$(692.9)	$(690.9)